Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash	$ 9,405,865	$ 1,588,061
Restricted cash	10,784,960	11,595,489
Loans receivable, net of allowance for loan losses $1,375,948 and $857,813 for December 31, 2013 and 2012, respectively,	88,827,465	84,923,480
Interest receivable	1,124,734	905,454
Tax receivable, net	820,526
Property and equipment, net	254,795	302,626
Other assets	1,785,103	689,709
Total Assets	113,003,448	100,004,819
Liabilities
Short-term bank loans	16,360,721	20,606,791
Deposits payable	9,659,362	9,428,061
Unearned income from financial guarantee services	482,029	773,402
Accrual for financial guarantee services	588,740	880,725
Tax payable, net		20,449
Other current liabilities	629,073	742,745
Deferred tax liability	333,617	303,567
Total Liabilities	28,053,542	32,755,740
Shareholders' Equity
Common stock (par value $0.001 per share, 100,000,000 shares authorized; 10,430,657 and 9,000,000 shares issued and outstanding at December 31, 2013 and 2012, respectively)	10,431	9,000
Subscription receivable	(1,062)	(11,062)
Additional paid-in capital	52,704,107	44,247,397
Statutory reserve	5,442,150	4,232,164
Retained earnings	20,300,689	14,558,205
Accumulated other comprehensive income	6,493,591	4,213,373
Total Shareholders' Equity	84,949,906	67,249,079
Total Liabilities and Shareholders' Equity	113,003,448	100,004,819
Series A Preferred Stock [Member]
Shareholders' Equity
Preferred Stock		1
Total Shareholders' Equity		1
Series B Preferred Stock [Member]
Shareholders' Equity
Preferred Stock		1
Total Shareholders' Equity		$ 1